Significant accounting policies	6 Months Ended
Jun. 30, 2022
Significant accounting policies
Significant accounting policies

2Significant accounting policies

Basis of preparation

This unaudited condensed consolidated interim financial report for the half-year reporting period ended 30 June 2022 has been prepared in accordance with International Financial Reporting Standards (IFRS) applicable to the preparation of interim financial statements, IAS 34 Interim Financial Reporting.

The interim report does not include all the notes of the type normally included in an annual financial report. Accordingly, this report is to be read in conjunction with the annual report for the year ended 31 December 2021.

The accounting policies adopted are consistent with those of the previous financial year.

The unaudited condensed consolidated interim financial report has been prepared on a historical cost basis, as modified by the revaluation of certain financial assets and liabilities (including derivative financial instruments) which are recognized at fair value through profit and loss.

Items included in the unaudited condensed consolidated interim financial report are measured using the currency of the primary economic environment in which the entity and its subsidiaries operate (‘the functional currency’). The financial information is presented in pounds sterling (‘£’ or ‘GBP’), which is the Group’s functional and presentation currency, and all amounts are presented in and rounded to the nearest thousand unless otherwise indicated.

2Significant accounting policies (continued)

Basis of consolidation

Vertical Aerospace Ltd is the parent of the Group. Details of the material subsidiaries are as follows:

Name of subsidiary	Principal activity	Registered office	Proportion of ownership interest and voting rights held 2022	2021
Vertical Aerospace Group Limited (“VAGL”)	Development and commercialisation of eVTOL technologies.	Unit 1, Camwal Court, Bristol, United Kingdom BS2 0UW	100%	100%

All intercompany balances and transactions have been eliminated in consolidation.

Significant accounting policies and key accounting estimates

The accounting policies adopted are consistent with those of the previous financial year, with the exception of newly adopted policies as discussed below.

Going concern

Management has prepared a cashflow forecast for the Group and have demonstrated the ability for the Group to continue as a going concern for the foreseeable future, being at least 12 months after approving this report. Therefore, management has prepared the financial information on a going concern basis.

The Group is currently in the research and development phase of its journey to commercialization of eVTOL technology. It is generating minimal revenue.

Management has prepared a cash flow model detailing the cash inflows and outflows of the Group. There are inherent risks in producing a forecast given the complexities of working in an emerging industry. For example, components needed for the development of the eVTOL prototypes may prove more costly than anticipated. As such, there can be no assurance that the timing and costs necessary to complete the development of eVTOL vehicles will prove accurate.

It is evident that future cash is required for the Group to reach the point where it is due to start generating revenues in its business plan. The cashflow forecast for the Group demonstrates that the Group has sufficient cash to fund its activity for a period of 12 months from the date of approval of this report.

Management has assessed the Group’s ability to continue as a going concern for 12 months by modelling several scenarios of varying activity going forward. Given the level of cash invested into the company and the current trajectory, management has concluded that the Group can continue as a going concern for at least 12 months from the date of approving this report.

Changes in accounting policy

A number of amended standards became applicable for the current reporting period. The group did not have to change its accounting policies or make retrospective adjustments as a result of adopting these amended standards

a) Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16

b) Onerous Contracts – Cost of Fulfilling a Contract – Amendments to IAS 37

c) Annual Improvements to IFRS Standards 2018-2020

d) Reference to the Conceptual Framework – Amendments to IFRS 3.